SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended			12 Months Ended
	Apr. 01, 2020	Feb. 14, 2020	Jan. 28, 2020	Feb. 15, 2017	Apr. 30, 2020	Feb. 29, 2020	May 31, 2015	Dec. 31, 2019
Subsequent Event
Subsequent events:
Cash distributions paid (in dollars per share)						$ 0.4042
Preferred stock, dividends, per share, cash paid (in dollars per share)		$ 0.546875
Percentage of change in quarterly distributions	95.00%
Dividends, declared (in dollars per share)					$ 0.0202
8.75% Series A Cumulative Redeemable Preferred Units | Subsequent Event
Subsequent events:
Preferred stock, dividend percentage			8.75%
Sale of stock, authorized amount			$ 120,000,000.0
Extended Bonds | 2015 Norwegian Bonds
Subsequent events:
Margin on LIBOR							4.40%	4.40%
Extended Bonds | 2017 Norwegian Bonds
Subsequent events:
Margin on LIBOR				6.25%				6.25%
Extended Bonds | Subsequent Event | Norwegian Bond Amendments
Subsequent events:
Amendment fee percentage of par value	0.50%
Additional indebtedness required to be applied to original debt	$ 25,000,000
Covenant, maximum distribution payment (in dollars per unit)	$ 0.0808
Extended Bonds | Subsequent Event | 2015 Norwegian Bonds
Subsequent events:
Margin on LIBOR	6.25%
Debt instrument, extended term	18 months
Interest rate, increase (decrease)	1.85%
Extended Bonds | Subsequent Event | 2017 Norwegian Bonds
Subsequent events:
Margin on LIBOR	8.10%
Debt instrument, extended term	18 months
Interest rate, increase (decrease)	1.85%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period One | 2015 Norwegian Bonds
Subsequent events:
Periodic payment, interest	$ 5,000,000
Redemption price, percentage	100.00%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period One | 2017 Norwegian Bonds
Subsequent events:
Periodic payment, interest	$ 5,000,000
Redemption price, percentage	100.00%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period Two | 2015 Norwegian Bonds
Subsequent events:
Periodic payment, interest	$ 3,750,000
Redemption price, percentage	100.00%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period Two | 2017 Norwegian Bonds
Subsequent events:
Periodic payment, interest	$ 6,250,000
Redemption price, percentage	100.00%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period Three | 2015 Norwegian Bonds
Subsequent events:
Redemption price, percentage	105.00%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period Three | 2017 Norwegian Bonds
Subsequent events:
Periodic payment, interest	$ 10,000,000
Redemption price, percentage	100.00%
Extended Bonds | Subsequent Event | Debt Instrument, Redemption, Period Four | 2017 Norwegian Bonds
Subsequent events:
Redemption price, percentage	105.00%
Golar LNG Limited | Subsequent Event
Subsequent events:
Proceeds from notes payable						$ 25,000,000.0
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Subsequent Event
Subsequent events:
Margin on LIBOR						5.00%